UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

August 8, 2008

To Our Shareholders:

We are pleased to submit to you our report for the six months ended June 30, 2008. The net asset value at that date was $15.48 per common share. The fund's common stock is traded on the New York Stock Exchange (NYSE) and its share price can differ from its net asset value; at period end, the fund's closing price on the NYSE was $15.31. The total returns, including income, for the fund and the comparative benchmarks were:

Six Months Ended June 30, 2008
Cohen & Steers Closed-End Opportunity Fund at Market Value[a]	0.20%
Cohen & Steers Closed-End Opportunity Fund at Net Asset Value[a]	–4.14%
Fund Data U.S. All Taxable ex-Foreign Equity Index[b]	–3.19%
S&P 500 Index[b]	–11.91%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Three monthly distributions of $0.1175 per common share were declared and will be paid to common shareholders on July 31, 2008, August 29, 2008 and September 30, 2008.c The fund makes regular monthly cash distributions to common shareholders at a level rate (the "Policy"). As a result of this Policy, the fund may pay distributions in excess of the fund's investment company taxable income and net realized capital gains. This excess would be a "return of capital" distributed from the fund's assets. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

a  As a closed-end investment company, the price of the fund's New York Stock Exchange-traded shares will be set by market forces and at times may deviate from the net asset value per share of the fund.

b  The Fund Data U.S. All Taxable ex-Foreign Equity Index measures the market cap weighted total return of 355 taxable equity and fixed income closed-end funds—it excludes international, regional and country closed-end funds. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

c  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of the calendar year.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC

Investment Review

Closed-end funds declined for the six months ended June 30, 2008 as economic turbulence led to a broad-based equity market sell-off. The year began with investors—lured by high dividend yields and attractive discounts to net asset value (NAV)—re-entering the market, following 2007's tax-loss selling and near-record new fund issuance. Closed-end funds sold off in February, however, as the credit crisis intensified.

Closed-end funds participated in the "relief rally" that occurred in mid-March following the U.S. Federal Reserve's announcement that it would help JPMorgan Chase acquire troubled investment bank Bear Stearns. But the funds gave back their gains and more in June as surging oil prices contributed to fears of global stagflation—an unwelcome mix of inflation and slowing economic growth. This in turn reduced the probability that the Federal Reserve would continue to lower interest rates. The Fed, in fact, kept rates unchanged at 2% at its June meeting, after steadily lowering them from 5.25% beginning in September 2007.

The commodities and energy sectors outperformed

Commodities and energy/natural resources closed-end funds were the best-performing groups by far during the period. Funds that invest in high-quality bonds and global fixed-income securities also generated positive returns. Closed-end funds that invest in the stocks of financial institutions suffered a steep decline.

Commodities (+18.7%) and energy/natural resources (+12.1%) funds' strong performances were attributable to the growing global demand for raw materials and energy, and the recent run-up in prices. The performance of government (+7.8%), investment-grade bond (+4.8%) and global income (+4.0%) funds reflected the demand for safer assets as investors grew risk-averse during the period. The finance group (–20.1%) was the worst performer by a wide margin, as the underlying securities in which the funds invest were directly affected by the global credit crisis.

Our portfolio underperformed during the period

The portfolio declined and trailed its benchmark. Our underweight position in global income closed-end funds detracted from performance; we avoided the group due to its below-average yield. Stock selection and our overweight positions in equity tax-advantaged and total return funds also detracted from total return. These groups rallied in the aftermath of the Bear Stearns announcement but sold off later in the period over concerns about inflation, the stability of the financial sector and the prospect of Fed tightening.

Relative performance received a boost from our overweight and stock selection in real estate investment trust (REIT) closed-end funds. Our underweight positions in U.S. general equity and loan participation funds also provided an assist to relative return. We reduced our allocation to loan participation funds based on our outlook for economic slowing and declining dividends. Stock selection in energy/natural resources funds helped relative return as our holdings benefited from the ongoing price appreciation of energy.

Investment Outlook

Investor concerns about high oil prices, inflation and a credit crunch that has yet to run its course suggest that macroeconomic conditions will be challenging at least through year-end. While we believe that a fair amount

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC

of inflation pessimism has been factored into fund prices, questions about interest rates and the credit crisis are likely to persist.

Recent announcements by leading closed-end fund sponsors suggest that the creation of a money-market fund-eligible auction market preferred security could be a second-half 2008 event. If it comes to fruition, closed-end fund investor sentiment may improve somewhat as some of the uncertainty regarding the use and cost of leverage in the capital structure of closed-end funds abates.

Closed-end funds face significant challenges, but we note that they currently trade at valuations that are well below historical levels; the average fund currently yields 9.7%, compared with 7.8% a year ago, and the average discount to NAV is currently 6.0%, compared with a 10-year average of 4.0%. In addition, a lack of new supply should benefit existing funds in the event of a market recovery.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

DOUGLAS R. BOND

Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

JUNE 30, 2008

Top Ten Long Term Holdings
(Unaudited)

Security	Market Value	% of Net Assets
Eaton Vance Tax-Managed Diversified Equity Income Fund	$16,204,951	3.8%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	15,118,974	3.6
Calamos Strategic Total Return Fund	15,025,036	3.6
Advent Claymore Convertible Securities and Income Fund	14,127,248	3.4
Gabelli Dividend & Income Trust	13,200,576	3.1
Clough Global Opportunities Fund	12,716,352	3.0
Eaton Vance Tax-Advantaged Dividend Income Fund	12,332,700	2.9
Eaton Vance Enhanced Equity Income Fund II	11,338,034	2.7
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	11,178,467	2.7
NFJ Dividend Interest & Premium Strategy Fund	10,591,000	2.5

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

		Number of Shares	Value
CLOSED-END FUNDS	95.4%
CONVERTIBLE	6.3%
Advent Claymore Convertible Securities and Income Fund		635,218	$14,127,248
Advent Claymore Global Convertible Securities & Income Fund		239,403	3,315,732
Calamos Convertible and High Income Fund		122,900	1,628,425
Nicholas-Applegate Convertible & Income Fund II		349,004	4,030,996
Nicholas-Applegate Equity & Convertible Income Fund		176,000	3,477,760
			26,580,161
COVERED CALL	21.2%
Advent Claymore Enhanced Growth & Income Fund		195,549	2,757,241
BlackRock Global Equity Income Trust		70,285	978,367
BlackRock International Growth and Income		103,000	1,574,870
Dow 30 Enhanced Premium and Income Fund		174,200	2,593,838
Eaton Vance Enhanced Equity Income Fund		274,047	4,790,342
Eaton Vance Enhanced Equity Income Fund II		660,725	11,338,034
Eaton Vance Tax-Managed Buy-Write Income Fund		271,153	4,563,505
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		682,863	11,178,467
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		969,165	15,118,974
ING Global Advantage and Premium Opportunity Fund		338,300	5,548,120
ING Global Equity Dividend and Premium Opportunity Fund		206,844	3,274,341
ING Risk Managed Natural Resources Fund		214,500	3,678,675
Nasdaq Premium Income & Growth Fund		320,000	5,043,200
NFJ Dividend Interest & Premium Strategy Fund		498,400	10,591,000
Nuveen Equity Premium Advantage Fund		205,000	3,146,750
S&P 500 Covered Call Fund		113,600	1,688,096
Small Cap Premium & Dividend Income Fund		116,000	1,705,200
			89,569,020
EMERGING MARKETS DEBT	1.5%
First Trust Aberdeen Emerging Opportunity Fund		75,300	1,313,985
Morgan Stanley Emerging Markets Domestic Debt Fund		150,100	2,287,524
Western Asset Emerging Markets Debt Fund		73,400	1,269,086
Western Asset Emerging Markets Income Fund II		125,300	1,546,202
			6,416,797

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
ENERGY	3.9%
BlackRock Global Energy and Resources Trust		213,100	$7,923,058
BlackRock Real Asset Equity Trust		329,100	5,950,128
Kayne Anderson Energy Total Return Fund		86,232	2,516,250
			16,389,436
EQUITY DIVIDEND	3.4%
City of London Investment Trust PLC (United Kingdom)		245,300	1,164,091
Evergreen Global Dividend Opportunity Fund		563,000	8,523,820
Gabelli Global Deal Fund		82,800	1,284,228
Neuberger Berman Dividend Advantage Fund		163,700	2,406,390
Zweig Fund		169,500	783,090
			14,161,619
EQUITY NON-DIVIDEND	1.5%
DWS Global Commodities Stock Fund		164,872	3,346,902
General American Investors Co.		86,600	2,802,376
			6,149,278
FINANCIAL	0.3%
John Hancock Bank and Thrift Opportunity Fund		316,960	1,445,338
GLOBAL FUND	0.2%
First Trust Aberdeen Global Opportunity Income Fund		64,100	1,046,753
GOVERNMENT FUND	1.0%
MFS Intermediate Income Trust		245,300	1,530,672
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund		219,276	2,690,514
			4,221,186
HEALTHCARE	3.0%
BlackRock Health Sciences Trust		215,300	5,281,309
Finsbury Worldwide Pharmaceutical (United Kingdom)		200,400	1,780,283
H&Q Healthcare Investors[a]		183,300	2,689,011
H&Q Life Sciences Investors[a]		257,000	2,934,940
			12,685,543

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
HIGH YIELD	3.7%
BlackRock Corporate High Yield Fund		247,600	$1,639,112
BlackRock Corporate High Yield Fund VI		262,100	2,893,584
Evergreen Income Advantage Fund		157,508	1,641,233
Western Asset Global High Income Fund		106,800	1,182,276
Western Asset High Income Fund II		323,574	3,090,132
Western Asset High Income Opportunities Fund		408,900	2,306,196
Western Asset Managed High Income Fund		518,087	2,958,277
			15,710,810
INTERNATIONAL	0.4%
ING Asia Pacific High Dividend		22,100	418,353
Korea Equity Fund[a]		35,800	374,110
Swiss Helvetia Fund		56,200	853,116
			1,645,579
LIMITED DURATION	3.7%
BlackRock Limited Duration Income Trust		323,780	4,953,834
Eaton Vance Limited Duration Income Fund		466,857	6,755,420
Eaton Vance Short Duration Diversified Income Fund		74,300	1,147,192
Evergreen Multi-Sector Income Fund		168,500	2,608,380
			15,464,826
MASTER LIMITED PARTNERSHIP	2.3%
Energy Income and Growth Fund		132,100	2,999,991
Fiduciary/Claymore MLP Opportunity Fund		164,661	3,403,543
MLP & Strategic Equity Fund		238,203	3,361,044
			9,764,578
MULTISECTOR	0.7%
MFS Multimarket Income Trust		251,600	1,434,120
Putnam Premier Income Trust		216,900	1,305,738
			2,739,858

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
PREFERRED	2.4%
BlackRock Preferred and Equity Advantage Trust		497,818	$7,581,768
BlackRock Preferred Opportunity Trust		25,600	449,280
Flaherty & Crumrine/Claymore Preferred Securities Income Fund		128,400	1,789,896
John Hancock Preferred Income Fund II		15,900	297,330
John Hancock Preferred Income Fund III		10,100	168,367
			10,286,641
REAL ESTATE	4.6%
DWS RREEF Real Estate Fund		232,547	3,753,309
DWS RREEF Real Estate Fund II		424,000	4,884,480
ING Clarion Global Real Estate Income Fund		456,113	6,052,620
Neuberger Berman Real Estate Securities Income Fund		179,729	1,680,466
Nuveen Real Estate Income Fund		201,688	2,984,982
			19,355,857
SENIOR LOAN	1.5%
Eaton Vance Senior Floating-Rate Trust		104,100	1,488,630
First Trust/Four Corners Senior Floating Rate Income Fund II		99,100	1,407,220
Highland Credit Strategies Fund		257,633	3,447,129
			6,342,979
TAX ADVANTAGED DIVIDEND	17.7%
Eaton Vance Tax-Advantaged Dividend Income Fund		532,500	12,332,700
Eaton Vance Tax-Advantaged Global Dividend Income Fund		472,700	10,276,498
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		115,100	3,449,547
Eaton Vance Tax-Managed Diversified Equity Income Fund		1,063,317	16,204,951
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		680,162	10,345,264
Gabelli Dividend & Income Trust		747,908	13,200,576
John Hancock Tax-Advantaged Dividend Income Fund		503,000	7,368,950
Nuveen Tax-Advantaged Total Return Strategy Fund		89,500	1,454,375
			74,632,861

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
TOTAL RETURN	15.6%
BlackRock Capital and Income Strategies Fund		203,200	$3,533,648
Calamos Strategic Total Return Fund		1,327,300	15,025,036
Clough Global Allocation Fund		84,600	1,818,054
Clough Global Equity Fund		239,300	4,788,393
Clough Global Opportunities Fund		713,600	12,716,352
Liberty All-Star Equity Fund		618,986	3,633,448
Liberty All-Star Growth Fund		317,900	1,481,414
LMP Capital and Income Fund		585,459	9,045,341
Nuveen Diversified Dividend and Income Fund		318,428	3,833,873
Nuveen Global Value Opportunities Fund		104,100	1,894,620
SunAmerica Focused Alpha Growth Fund		498,100	7,810,208
			65,580,387
UTILITY	0.5%
Reaves Utility Income Fund		87,800	1,975,500
TOTAL CLOSED-END FUNDS (Identified cost—$472,053,512)			402,165,007
		Principal Amount
COMMERCIAL PAPER	4.8%
San Paolo US Financial, 1.05%, due 7/1/08 (Identified cost—$20,207,000)		$20,207,000	20,207,000
TOTAL INVESTMENTS (Identified cost—$492,260,512)	100.2%		422,372,007
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%		(787,125)
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $15.48 per share based on 27,228,779 shares of common stock outstanding)	100.0%		$421,584,882

Note: Percentages indicated are based on the net assets of the fund.

a  Non-income producing security.

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$492,260,512)	$422,372,007
Receivable for investment securities sold	1,846,288
Dividends receivable	1,469,533
Other assets	21,985
Total Assets	425,709,813
LIABILITIES:
Payable for investment securities purchased	2,939,477
Payable for dividends declared	832,890
Payable for investment management fees	346,588
Payable for directors' fees	4,760
Other liabilities	1,216
Total Liabilities	4,124,931
NET ASSETS	$421,584,882
NET ASSETS consist of:
Paid-in-capital	$523,216,489
Dividends in excess of net investment income	(14,039,821)
Accumulated net realized loss	(17,703,480)
Net unrealized depreciation	(69,888,306)
$421,584,882
NET ASSET VALUE PER COMMON SHARE:
($421,584,882 ÷ 27,228,779 shares outstanding)	$15.48
MARKET PRICE PER COMMON SHARE	$15.31
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER COMMON SHARE	(1.10)%

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Dividend income	$7,110,550
Interest income	176,650
Total Income	7,287,200
Expenses:
Investment management fees	2,083,563
Directors' fees and expenses	26,488
Miscellaneous	15,591
Total Expenses	2,125,642
Reduction of Expenses (See Note 2)	(42,079)
Net Expenses	2,083,563
Net Investment Income	5,203,637
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(17,720,117)
Foreign currency transactions	1,111
Capital gain distributions received	403,862
Net realized loss	(17,315,144)
Net change in unrealized depreciation on:
Investments	(6,603,372)
Foreign currency translations	199
Net change in unrealized depreciation	(6,603,173)
Net realized and unrealized loss	(23,918,317)
Net Decrease in Net Assets Resulting from Operations	$(18,714,680)

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
Change in Net Assets:
From Operations:
Net investment income	$5,203,637	$24,201,032
Net realized gain (loss)	(17,315,144)	15,748,943
Net change in unrealized depreciation	(6,603,173)	(67,477,068)
Net decrease in net assets resulting from operations	(18,714,680)	(27,527,093)
Dividends and Distributions to Shareholders from:
Net investment income	(19,178,268)	(30,390,074)
Net realized gain on investments	—	(11,423,769)
Tax return of capital	—	(3,536,839)
Total dividends and distributions to shareholders	(19,178,268)	(45,350,682)
Capital Stock Transactions:
Increase in net assets from common share transactions	—	24,617,119
Increase in net assets from shares issued to common shareholders for reinvestment of dividends	789,896	2,483,887
Increase in net assets from fund share transactions	789,896	27,101,006
Total decrease in net assets	(37,103,052)	(45,776,769)
Net Assets:
Beginning of period	458,687,934	504,464,703
End of period[a]	$421,584,882	$458,687,934

a  Includes dividends in excess of net investment income of $14,039,821 and $65,190, respectively.

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Per Share Operating Performance:	For the Six Months Ended June 30, 2008	Year Ended December 31, 2007	For the Period November 24, 2006[a] through December 31, 2006
Net asset value, beginning of period	$16.88	$19.58	$19.40
Income from investment operations:
Net investment income	0.19	1.12	0.15
Net realized and unrealized gain (loss) on investments	(0.88)	(2.13)	0.25
Total income (loss) from investment operations	(0.69)	(1.01)	0.40
Less dividends and distributions to shareholders from:
Net investment income	(0.71)	(1.12)	(0.15)
Net realized gain on investments	—	(0.42)	(0.01)
Tax return of capital	—	(0.13)	—
Total dividends and distributions to shareholders	(0.71)	(1.67)	(0.16)
Offering costs charged to paid-in capital	—	(0.00)[b]	(0.04)
Dilutive (Anti-dilutive) effect of common share offering/issuance of reinvested shares	0.00 [b]	(0.02)	(0.02)
Net increase (decrease) in net asset value	(1.40)	(2.70)	0.18
Net asset value, end of period	$15.48	$16.88	$19.58
Market value, end of period	$15.31	$15.97	$20.42
Total net asset value return[c]	–4.14%[d]	–5.40%	1.78%[d]
Total market value return[c]	0.20%[d]	–14.18%	2.97%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$421.6	$458.7	$504.5
Ratio of expenses to average daily net assets (before expense reduction)[f]	0.97%[e]	0.96%	0.98%[e]
Ratio of expenses to average daily net assets (net of expense reduction)[f]	0.95%[e]	0.95%	0.95%[e]
Ratio of net investment income to average daily net assets (before expense reduction)[f]	2.35%[e]	4.76%	7.07%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	2.37%[e]	4.77%	7.10%[e]
Portfolio turnover rate	24%[d]	49%	0%

a  Commencement of operations.

b  Amount is less than $0.005.

c  Total market value return is computed based upon the New York Stock Exchange market price of the fund's shares and excludes the effects of brokerage commissions. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested. Dividends and distributions, if any, are assumed for purposes of these calculations, to be reinvested at prices obtained under the fund's dividend reinvestment plan.

d  Not annualized.

e  Annualized.

f  Does not include expenses incurred by the closed-end funds of which the fund invests.

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Closed-End Opportunity Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on September 14, 2006 and is registered under the Investment Company Act of 1940 as amended, as a nondiversified, closed-end management investment company. The fund's investment objective is to achieve high total return.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Securities for which market prices are unavailable, or securities for which Cohen & Steers Capital Management, Inc. (the investment manager) determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

		Fair Value Measurements at June 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$422,372,007	$402,165,007	$20,207,000	$—

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and capital gain distributions are recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

information about the actual composition of the distributions. Capital gains received from investments are recorded as such in the Statement of Operations.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested on payable date in full and fractional shares of the fund unless the shareholder has elected to have them paid in cash.

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2008, the investment manager considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements. Each of the fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Note 2. Investment Management Fees and Other Transactions with Affiliates

Investment Management Fees: The investment manager serves as the fund's investment manager, pursuant to an investment management agreement (the management agreement). Under the terms of the investment management agreement, the investment manager provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the investment manager receives a fee, accrued daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the fund.

The investment manager is also responsible, under the management agreement, for the performance of certain administrative functions for the fund. Additionally, the investment manager pays certain expenses of the fund, including administration and custody fees, transfer agent fees, professional fees, and reports to shareholders.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The investment manager has contractually agreed to reimburse the fund so that its total annual operating expenses do not exceed 0.95% of the average daily net assets. This commitment will remain in place for the life of the fund.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the investment manager. The fund does not pay compensation to any affiliated directors and officers.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2008 totaled $100,814,674 and $99,919,414, respectively.

Note 4. Income Tax Information

As of June 30, 2008, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$4,520,432
Gross unrealized depreciation	(74,408,937)
Net unrealized depreciation	$(69,888,505)
Cost for federal income tax purposes	$492,260,512

Note 5. Common Stock

The fund is authorized to issue 100 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2008 and the year ended December 31, 2007, the fund issued 51,126 and 127,775 shares of common stock, respectively, for the reinvestment of dividends.

On January 5, 2007, the fund completed a subsequent offering of 1,282,342 shares of common stock. Proceeds paid to the fund amounted to $24,617,119 after deduction of $1,029,721 which represents underwriting commissions, offering expenses and a reduction in the purchase price reflecting the payment of the fund's dividend, which was payable on December 29, 2006 to shareholders of record on December 26, 2006.

Note 6. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption of this pronouncement will have on the fund's financial statements. FAS 161 is effective for fiscal years beginning after November 15, 2008.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

PROXY RESULTS (Unaudited)

During the six months ended June 30, 2008, Cohen & Steers Closed-End Opportunity Fund shareholders voted on the following proposals at the annual meeting held on April 17, 2008. The description of each proposal and number of shares voted are as follows:

	Shares Voted For	Authority Withheld
To Elect Directors
Bonnie Cohen	25,109,426	1,001,170
Richard E. Kroon	25,109,426	1,001,170
Willard H. Smith, Jr.	25,109,426	1,001,170

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

AVERAGE ANNUAL TOTAL RETURNS

(periods ended June 30, 2008) (Unaudited)

Based on Net Asset Value		Based on Market Value
One Year	Since Inception (11/24/06)	One Year	Since Inception (11/24/06)
–11.13%	–4.89%	–7.75%	–7.33%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

REINVESTMENT PLAN

On March 18, 2008, the Board of Directors of the fund approved changes to the fund's dividend reinvestment plan (the "Plan"). The revised Plan is set forth below.

The fund has a dividend reinvestment plan commonly referred to as an "opt-out" plan. Each common shareholder who participates in the Plan will have all distributions of dividends and capital gains ("Dividends") automatically reinvested in additional common shares by The Bank of New York Mellon as agent (the "Plan Agent"). Shareholders who elect not to participate in the Plan will receive all Dividends in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the fund declares a Dividend, the Plan Agent will, as agent for the shareholders, either: (i) receive the cash payment and use it to buy common shares in the open market, on the NYSE or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the fund on behalf of the participants.

The Plan Agent will receive cash from the fund with which to buy common shares in the open market if, on the Dividend payment date, the net asset value ("NAV") per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the Dividend in newly issued common shares of the fund if, on the Dividend payment date, the market price per share plus estimated brokerage commissions equals or exceeds the NAV per share of the fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the NAV or (ii) 95% of the closing market price per share on the payment date.

If the market price per share is less than the NAV on a Dividend payment date, the Plan Agent will have until the last business day before the next ex-dividend date for the common stock, but in no event more than 30 days after

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

the Dividend payment date (as the case may be, the "Purchase Period"), to invest the Dividend amount in shares acquired in open market purchases. If at the close of business on any day during the Purchase Period on which NAV is calculated the NAV equals or is less than the market price per share plus estimated brokerage commissions, the Plan Agent will cease making open market purchases and the uninvested portion of such Dividends shall be filled through the issuance of new shares of common stock from the Fund at the price set forth in the immediately preceding paragraph.

Participants in the Plan may withdraw from the Plan upon notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a Dividend record date; otherwise, it will be effective for all subsequent Dividends. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. If any participant elects to have the Plan Agent sell all or part of his or her shares and remit the proceeds, the Plan Agent is authorized to deduct a $15.00 fee plus $0.10 per share brokerage commissions.

The Plan Agent's fees for the handling of reinvestment of Dividends will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of Dividends. The automatic reinvestment of Dividends will not relieve participants of any income tax that may be payable or required to be withheld on such Dividends.

The fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 800-432-8224.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

such distribution and this information will also be available at cohenandsteers.com and should not be relied upon or used for tax planning or tax reporting purposes. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

On June 12, 2008, the Board of Directors of the fund approved the delegation of its authority to management to effect repurchases, pursuant to management's discretion and subject to market conditions and investment considerations, of up to 10% of the fund's total assets through the current fiscal year ending December 31, 2008. During the period of this report, the fund did not effect any repurchases. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the fund may purchase, from time to time, shares of its common stock in the open market.

On June 18, 2008, the Board of Directors of the fund approved changes to the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities permitting the fund to post an uncertified list of portfolio holdings on the Web site at http://www.cohenandsteers.com, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the fund files a report on Form N-Q or Form NCSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other fund statistical information may be found on the Cohen & Steers Funds' Web site or by calling 800-330-7348.

On March 18, 2008, the Board of Directors of the fund approved the expansion of the options strategy to permit the fund to write options on custom baskets of securities and customized indexes and to remove any requirement that a fund must hold an exchange-traded fund ("ETF") as a portfolio security in order to write an option on an ETF.

The fund may write covered call options on securities (including securities of ETFs), stock indices or custom baskets of securities that are traded on U.S. or foreign exchanges or over-the-counter (OTC). An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) from the writer of the option at a designated price during the term of the option. An option on a securities index or basket of securities gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index or basket of securities and the exercise price of the option.

The fund may write a call option on a security (other than securities of ETFs) only if the option is "covered." A call option on a security written by the fund is covered if the fund owns the underlying security covered by the call. The fund will cover call options on ETFs, stock indices or custom baskets by owning securities whose price changes, in the opinion of the investment manager, are expected to be similar to those of the ETF, index or basket, or in such other manner as may be in accordance with the rules of any exchange on which the option is traded and

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

other applicable laws and regulations. Nevertheless, where the fund covers a call option on an ETF, stock index or custom basket through ownership of securities, such securities may not match the composition of the ETF, index or basket. In that event, the fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the ETF, index or basket.

The value of the underlying securities, ETFs, indices and baskets on which options may be written at any one time will not exceed 25% of the total managed assets of the fund.

The fund will receive a premium for writing a call option, which will increase the fund's realized gains in the event the option expires unexercised or is closed out at a profit. If the value of a security, ETF, index or basket on which the fund has written a call option falls or remains the same, the fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. A rise in the value of the underlying security, ETF, index or basket, however, exposes the fund to possible loss or loss of opportunity to realize appreciation in the value of the underlying security, ETF, index or basket.

There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. In addition, when the fund enters into OTC options (including options on custom baskets of securities), these options are not traded on or governed by the rules of any exchange, and the fund's ability to close out an OTC option is subject to the terms of the option contract and the creditworthiness of the option counterparty. Although the fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the fund may experience losses in some cases as a result of such inability.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return income, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Douglas R. Bond
Vice president

William F. Scapell
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

The Bank of New York Mellon
480 Washington Boulevard
Jersey City, NJ 07310
(866) 227-0757

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

New York Stock Exchange Symbol: FOF

Web site: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

CLOSED-END
OPPORTUNITY FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2008

FOFSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President and Chief Executive Officer

Date: August 27 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin
Title: President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza

Name: James Giallanza
Title: Treasurer
(principal financial officer)

Date: August 27, 2008